Financial instruments - Notional, average contract rates and maturities (Details) € in Thousands, £ in Thousands, kr in Thousands, $ in Thousands, $ in Thousands	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 GBP (£)	Sep. 30, 2024 SEK (kr)	Sep. 30, 2023 CAD ($)
USD/INR
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities		$ 359,901
USD/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	85.23%	85.23%	85.23%	85.23%	85.23%
USD/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	88.92%	88.92%	88.92%	88.92%	88.92%
CAD/INR
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities	$ 381,045
CAD/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	64.11%	64.11%	64.11%	64.11%	64.11%
CAD/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	65.75%	65.75%	65.75%	65.75%	65.75%
EUR/INR
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | €			€ 112,863
EUR/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	94.45%	94.45%	94.45%	94.45%	94.45%
EUR/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	99.84%	99.84%	99.84%	99.84%	99.84%
GBP/INR
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | £				£ 107,169
GBP/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	106.93%	106.93%	106.93%	106.93%	106.93%
GBP/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	112.11%	112.11%	112.11%	112.11%	112.11%
SEK/INR
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | kr					kr 157,427
SEK/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	8.18%	8.18%	8.18%	8.18%	8.18%
SEK/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	8.67%	8.67%	8.67%	8.67%	8.67%
GBP/EUR
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | £				£ 202,819
GBP/EUR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	1.18%	1.18%	1.18%	1.18%	1.18%
GBP/EUR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	0.00%	0.00%	0.00%	0.00%	0.00%
EUR/MAD
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | €			€ 22,947
EUR/MAD | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	10.66%	10.66%	10.66%	10.66%	10.66%
EUR/MAD | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	0.00%	0.00%	0.00%	0.00%	0.00%
EUR/CZK
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | €			€ 16,771
EUR/CZK | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	24.64%	24.64%	24.64%	24.64%	24.64%
EUR/CZK | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	25.05%	25.05%	25.05%	25.05%	25.05%
Others
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities	$ 65,784
At fair value
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets						$ 14,350
Hedged item, liabilities	(15,578)
At fair value | USD/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	2,091
Hedged item, liabilities						(973)
At fair value | CAD/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	314					4,497
At fair value | EUR/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets						5,076
Hedged item, liabilities	(1,156)
At fair value | GBP/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets						3,501
Hedged item, liabilities	(8,700)
At fair value | SEK/INR
Disclosure of detailed information about hedges [line items]
Hedged item, liabilities	(720)					(33)
At fair value | GBP/EUR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets						649
Hedged item, liabilities	(5,763)
At fair value | EUR/MAD
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets						135
Hedged item, liabilities	(548)
At fair value | EUR/CZK
Disclosure of detailed information about hedges [line items]
Hedged item, liabilities	(473)					(92)
At fair value | Others
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets						$ 1,590
Hedged item, liabilities	$ (623)